Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 33,443	$ 4,804	¥ 27,638
Restricted cash	996	143	2,189
Short-term investments	112,924	16,221	111,626
Accounts receivable, net of allowance of RMB599 and RMB928 (US$133) for 2018 and 2019, respectively	7,416	1,065	6,015
Amounts due from related parties	1,594	229	785
Other current assets, net	9,189	1,320	6,841
Total current assets	165,562	23,782	155,094
Non-current assets:
Fixed assets, net	18,311	2,630	17,903
Intangible assets, net	7,887	1,133	9,181
Goodwill	18,250	2,621	18,536
Long-term investments, net	69,410	9,970	80,454
Amounts due from related parties	3,564	512	4,297
Deferred tax assets, net	2,193	315	2,324
Operating lease right-of-use assets	7,332	1,053	0
Other non-current assets	8,807	1,264	9,777
Total non-current assets	135,754	19,498	142,472
Total assets	301,316	43,280	297,566
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB18,812 and RMB24,692 (US$3,547) as of December 31, 2018 and 2019, respectively):
Short-term loans	2,618	376	3,046
Accounts payable and accrued liabilities	32,701	4,698	35,381
Customer deposits and deferred revenue	11,062	1,589	9,221
Deferred income	529	76	523
Long-term loans, current portion	737	106	84
Notes payable, current portion	5,219	750	6,871
Amounts due to related parties	2,231	320	1,727
Operating lease liabilities	2,283	328	0
Total current liabilities	57,380	8,243	56,853
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB2,417 and RMB6,295 (US$904) as of December 31, 2018 and 2019, respectively):
Deferred income	17	2	54
Deferred revenue	1,009	145	1,309
Amounts due to related parties	3,846	552	4,360
Long-term loans	7,804	1,121	7,456
Notes payable	38,090	5,471	42,735
Convertible senior notes	12,297	1,766	4,712
Deferred tax liabilities	3,273	470	4,099
Operating lease liabilities	4,486	644	0
Other non-current liabilities	299	44	236
Total non-current liabilities	71,121	10,215	64,961
Total liabilities	128,501	18,458	121,814
Commitments and contingencies
Redeemable noncontrolling interests	1,109	159	716
Equity
Additional paid-in capital	38,714	5,561	33,441
Retained earnings	126,268	18,137	129,246
Accumulated other comprehensive income (loss)	(1,383)	(199)	210
Total Baidu, Inc. shareholders' equity	163,599	23,499	162,897
Noncontrolling interests	8,107	1,164	12,139
Total equity	171,706	24,663	175,036
Total liabilities, redeemable noncontrolling interests and equity	301,316	43,280	297,566
Class A Ordinary Shares
Equity
Ordinary shares, value	0	0	0
Class B Ordinary Shares
Equity
Ordinary shares, value	¥ 0	$ 0	¥ 0